GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.1%


                                          SHARES            VALUE
-------------------------------------------------------------------------
CHINA -- 0.6%
Industrial / Manufacturing -- 0.6%
-------------------------------------------------------------------------
Jilin Chemical Industrial Company,
Class H                                       8,000,000     $    989,034
One of the largest producers of basic
chemicals and raw materials in China.
-------------------------------------------------------------------------
                                                            $    989,034
-------------------------------------------------------------------------
Total China
   (identified cost $992,499)                               $    989,034
-------------------------------------------------------------------------
HONG KONG -- 64.4%
Broadcasting and Cable -- 1.1%
-------------------------------------------------------------------------
Television Broadcasts, Ltd.                     400,000     $  1,782,322
Hong Kong's main no.1 broadcaster and
world's largest Chinese-language program
producer.
-------------------------------------------------------------------------
                                                            $  1,782,322
-------------------------------------------------------------------------
Chemicals -- 0.6%
-------------------------------------------------------------------------
Shanghai Petrochemical                        5,000,000     $  1,075,317
One of China's largest diversified
petrochemical producers.
-------------------------------------------------------------------------
                                                            $  1,075,317
-------------------------------------------------------------------------
Computer Equipment -- 0.3%
-------------------------------------------------------------------------
Legend Holdings, Ltd.                           500,000     $    482,927
Manufactures and distributes computer
products.
-------------------------------------------------------------------------
                                                            $    482,927
-------------------------------------------------------------------------
Conglomerates -- 1.1%
-------------------------------------------------------------------------
Citic Pacific, Ltd.                             600,000     $  1,866,030
Diversified company engaged in
infrastructure, trading, and
distribution, property and industrial
manufacturing.
-------------------------------------------------------------------------
                                                            $  1,866,030
-------------------------------------------------------------------------
Diversified Trading -- 15.2%
-------------------------------------------------------------------------
Hutchison Whampoa                             1,557,000     $ 15,188,728
Diversified company with interests in
property development, ports, retailing,
manufacturing, telecommunications,
media, energy, finance and investment.
                                          SHARES            VALUE
-------------------------------------------------------------------------

Diversified Trading (continued)
-------------------------------------------------------------------------
Li & Fung, Ltd.                               2,312,000     $  7,413,740
Export trading of consumer products.
NG Fung Hong, Ltd.                            4,244,000        2,978,668
Trader of foodstuffs and non-foodstuffs.
-------------------------------------------------------------------------
                                                            $ 25,581,136
-------------------------------------------------------------------------
Financial -- 16.8%
-------------------------------------------------------------------------
China Everbright Pacific, Ltd.(1)             3,000,000     $  2,704,391
A holding company of financial assets.
Hang Seng Bank                                  809,000        9,142,096
Banking and related financial services.
HSBC Holdings PLC                             1,322,700       16,395,031
One of the largest banking and financial
services organization in the world.
-------------------------------------------------------------------------
                                                            $ 28,241,518
-------------------------------------------------------------------------
Industrial / Manufacturing -- 3.2%
-------------------------------------------------------------------------
Angang New Steel Co., Ltd.                   14,058,000     $  1,991,436
Specializes in cold-rolled sheets, wire
rods, and thick plates.
CIM Co., Ltd.(1)(2)                           1,800,000               --
Diversified company with interests in
property and investment, public
transportation, trading and hotel
operations.
Varitronix International, Ltd.                1,520,000        3,347,263
Designs, manufactures and sells liquid
crystal displays and related products.
-------------------------------------------------------------------------
                                                            $  5,338,699
-------------------------------------------------------------------------
Infrastructure -- 0.7%
-------------------------------------------------------------------------
Jiangsu Expressway Co.                        2,260,000     $    407,462
Constructs and operates the
Shanghai-Nanjing Expressway.
New World Infrastructure(1)                     600,000          842,225
The group owns roads and bridges,
container terminals in Hong Kong and
China, power stations, water treatment
plants, and information infrastructure
projects.
-------------------------------------------------------------------------
                                                            $  1,249,687
-------------------------------------------------------------------------
Properties -- 10.2%
-------------------------------------------------------------------------
Cheung Kong Holdings, Ltd.                    1,000,000     $  8,692,685
Property development and construction.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                          SHARES            VALUE
-------------------------------------------------------------------------

Properties (continued)
-------------------------------------------------------------------------
Cheung Kong Infrastructure                    1,220,000     $  2,458,806
Owns and operates roads and buildings in
China. Owns a cement operation in Hong
Kong.
Hong Kong Land Holdings, Ltd.                 1,584,000        2,344,320
Commercial property investment,
development, leasing and management.
New World Development                         1,200,000        2,889,835
A diversified developer with substantial
investment in China.
Sino Land Company                             1,500,000          753,366
Property developer in Hong Kong.
-------------------------------------------------------------------------
                                                            $ 17,139,012
-------------------------------------------------------------------------
Telecommunications -- 9.8%
-------------------------------------------------------------------------
Cable and Wireless HKT, Ltd.                    750,000     $  1,704,732
Largest telecom provider in Hong Kong.
China Telecom(1)                              4,740,000       14,741,634
Consists of the two largest provincial
mobile telephone operators in China.
-------------------------------------------------------------------------
                                                            $ 16,446,366
-------------------------------------------------------------------------
Traffic Management System -- 0.8%
-------------------------------------------------------------------------
Sichuan Expressway Co.                       15,494,000     $  1,296,961
Toll road operator in China.
-------------------------------------------------------------------------
                                                            $  1,296,961
-------------------------------------------------------------------------
Transportation-- 4.6%
-------------------------------------------------------------------------
China Eastern Airlines(1)                     6,966,000     $    879,143
China's third largest airline by
traffic, based in Shanghai.
China Merchants Hai Hong Holdings             4,437,000        3,742,664
Engaged in the Industrial and
Infrastructure business.
China Ship Development Co., Ltd.(1)           8,300,000        1,774,338
Operates bulk and oil vessels in China.
Cosco Pacific, Ltd.                           1,500,000        1,313,561
Container leasing and port operator.
-------------------------------------------------------------------------
                                                            $  7,709,706
-------------------------------------------------------------------------
Total Hong Kong
   (identified cost $84,781,874)                            $108,209,681
-------------------------------------------------------------------------

MALAYSIA -- 1.2%


                                          SHARES            VALUE
-------------------------------------------------------------------------
Investment Services -- 1.2%
-------------------------------------------------------------------------
RHB Capital Berhad(1)                         2,410,000     $  2,054,842
Third largest bank in Malaysia with
retail focus.
-------------------------------------------------------------------------
                                                            $  2,054,842
-------------------------------------------------------------------------
Total Malaysia
   (identified cost $2,426,171)                             $  2,054,842
-------------------------------------------------------------------------
REPUBLIC OF KOREA -- 6.2%
Electronics -- 4.1%
-------------------------------------------------------------------------
Samsung Corp.(1)                                160,000     $  2,819,144
Largest and most diversified trading
conglomerate in South Korea.
Samsung Electronics                              21,085        4,000,881
Manufacturer of home appliances,
telecommunications products, computers
and semiconductors.
-------------------------------------------------------------------------
                                                            $  6,820,025
-------------------------------------------------------------------------
Investment Services -- 1.0%
-------------------------------------------------------------------------
Seoul Securities(1)                             180,000     $  1,722,999
Boutique securities firm.
-------------------------------------------------------------------------
                                                            $  1,722,999
-------------------------------------------------------------------------
Telephone Utilities-- 1.1%
-------------------------------------------------------------------------
Korea Telecom Corp. ADR(1)                       56,800     $  1,846,000
Monopolistic telecom service provider
for South Korea.
-------------------------------------------------------------------------
                                                            $  1,846,000
-------------------------------------------------------------------------
Total Republic of Korea
   (identified cost $7,135,051)                             $ 10,389,024
-------------------------------------------------------------------------
SINGAPORE -- 0.8%
Conglomerates -- 0.8%
-------------------------------------------------------------------------
Jardine Matheson Holdings                       300,000     $  1,434,000
Multinational enterprise. Its activities
include financial services,
supermarkets, consumer marketing,
engineering and construction, motor
trading, property and hotels.
-------------------------------------------------------------------------
                                                            $  1,434,000
-------------------------------------------------------------------------
Total Singapore
   (identified cost $982,089)                               $  1,434,000
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

TAIWAN -- 21.7%


                                          SHARES            VALUE
-------------------------------------------------------------------------
Chemicals-- 1.6%
-------------------------------------------------------------------------
Nan Ya Plastic                                1,603,130     $  2,646,676
Producer of PVC/non-PVC secondary
processed goods, polyester fibers, PCB's
and CCLs.
-------------------------------------------------------------------------
                                                            $  2,646,676
-------------------------------------------------------------------------
Computer Equipment -- 6.1%
-------------------------------------------------------------------------
Asustek Computer, Inc.                          347,132     $  3,733,304
Highly profitable motherboard producer
in Taiwan supplying to Intel.
Compal Electronics                            1,912,905        6,406,427
Production of color monitors, portable
computers, terminals and others.
-------------------------------------------------------------------------
                                                            $ 10,139,731
-------------------------------------------------------------------------
Electrical / Electronics -- 7.3%
-------------------------------------------------------------------------
Delta Electronics                             1,430,400     $  5,825,057
Produces switching power supplies, local
area network components and electrical
parts, filters and electrical magnetic
components.
Hon Hai Precision Industry(1)                   980,000        6,379,245
The company specializes in connector
production.
-------------------------------------------------------------------------
                                                            $ 12,204,302
-------------------------------------------------------------------------
Financial -- 1.4%
-------------------------------------------------------------------------
Bank Sinopac                                  3,877,390     $  2,389,838
The company is one of the banks in
Taiwan.
-------------------------------------------------------------------------
                                                            $  2,389,838
-------------------------------------------------------------------------
Industrial / Manufacturing -- 2.5%
-------------------------------------------------------------------------
China Steel                                   2,474,250     $  1,929,604
Largest integrated steel producer in
Taiwan.
Formosa Plastics                              1,211,240        2,323,448
One of the largest plastic manufacturers
in Taiwan.
-------------------------------------------------------------------------
                                                            $  4,253,052
-------------------------------------------------------------------------
Insurance -- 1.1%
-------------------------------------------------------------------------
Cathay Life Insurance                           631,270     $  1,895,794
Underwrites endowment, life, accident
and medical policies.
-------------------------------------------------------------------------
                                                            $  1,895,794
-------------------------------------------------------------------------
                                          SHARES            VALUE
-------------------------------------------------------------------------
Semiconductors -- 1.7%
-------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing,
Co.(1)                                          676,500     $  2,871,934
World's largest independent
semiconductor foundry.
-------------------------------------------------------------------------
                                                            $  2,871,934
-------------------------------------------------------------------------
Total Taiwan
   (identified cost $25,669,072)                            $ 36,401,327
-------------------------------------------------------------------------
THAILAND -- 3.2%
Financial -- 1.3%
-------------------------------------------------------------------------
Bank of Ayudhya(1)                            3,600,000     $  1,619,507
One of the largest commercial banks in
Thailand.
Thai Military Bank Public Co., Ltd.(1)        1,400,000          638,936
One of the largest commercial banks in
Thailand.
-------------------------------------------------------------------------
                                                            $  2,258,443
-------------------------------------------------------------------------
Utilities -- 1.9%
-------------------------------------------------------------------------
Electricity Generating (Foreign)              2,000,000     $  3,129,482
Involved in privatizing electricity in
Thailand.
-------------------------------------------------------------------------
                                                            $  3,129,482
-------------------------------------------------------------------------
Total Thailand
   (identified cost $6,996,642)                             $  5,387,925
-------------------------------------------------------------------------
Total Common Stocks
   (identified cost $128,983,398)                           $164,865,833
-------------------------------------------------------------------------
Total Investments -- 98.1%
   (identified cost $128,983,398)                           $164,865,833
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%                      $  3,235,875
-------------------------------------------------------------------------
Net Assets -- 100%                                          $168,101,708
-------------------------------------------------------------------------

Please note that company descriptions are unaudited.

(1)  Non-income producing security.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

TOP TEN HOLDINGS

                                                                            PERCENTAGE
  COMPANY                         INDUSTRY SECTOR                           OF NET ASSETS   VALUE
  ------------------------------------------------------------------------------------------------------
  HSBC Holdings PLC               Financial                                       9.8%      $16,395,031
  Hutchison Whampoa               Diversified Trading                             9.0        15,188,728
  China Telecom                   Telecommunications                              8.8        14,741,634
  Hang Seng Bank                  Financial                                       5.4         9,142,096
  Cheung Kong Holdings, Ltd.      Properties                                      5.2         8,692,685
  Li & Fung, Ltd.                 Diversified Trading                             4.4         7,413,740
  Compal Electronics              Computer Equipment                              3.8         6,406,427
  Hon Hai Precision Industry      Electrical / Electronics                        3.8         6,379,245
  Delta Electronics               Electrical / Electronics                        3.5         5,825,057
  Samsung Electronics             Electronics                                     2.4         4,000,881

TOP TEN INDUSTRY SECTORS

                                          PERCENTAGE
INDUSTRY SECTOR                           OF NET ASSETS   VALUE
----------------------------------------------------------------------
Financial                                      19.5%      $32,889,799
Diversified Trading                            15.2        25,581,136
Properties                                     10.2        17,139,012
Telecommunications                              9.8        16,446,366
Electrical / Electronics                        7.3        12,204,302
Computer Equipment                              6.4        10,622,658
Industrial / Manufacturing                      6.3        10,580,785
Transportation                                  4.6         7,709,706
Electronics                                     4.1         6,820,025
Investment Services                             2.2         3,777,841

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 1999
Assets
-------------------------------------------------------
Investments, at value (identified cost,
   $128,983,398)                          $ 164,865,833
Cash                                             20,846
Foreign currency, at value (identified
   cost, $1,642,039)                          1,668,362
Receivable for investments sold               1,604,760
Interest and dividends receivable               443,277
Prepaid Trustee fees                              1,199
-------------------------------------------------------
TOTAL ASSETS                              $ 168,604,277
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Payable for investments purchased         $     445,698
Accrued expenses                                 56,871
-------------------------------------------------------
TOTAL LIABILITIES                         $     502,569
-------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 168,101,708
-------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 132,189,995
Net unrealized appreciation (computed on
   the basis of identified cost)             35,911,713
-------------------------------------------------------
TOTAL                                     $ 168,101,708
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 1999
Investment Income
-------------------------------------------------------
Dividends (net of foreign taxes,
   $118,635)                              $   3,358,711
Interest                                         37,883
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $   3,396,594
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $   1,196,133
Administration fee                              399,310
Trustees fees and expenses                        7,810
Custodian fee                                   306,241
Legal and accounting services                    51,335
Miscellaneous                                     9,030
-------------------------------------------------------
TOTAL EXPENSES                            $   1,969,859
-------------------------------------------------------
Deduct --
   Reduction of custodian fee                   294,208
-------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     294,208
-------------------------------------------------------

NET EXPENSES                              $   1,675,651
-------------------------------------------------------

NET INVESTMENT INCOME                     $   1,720,943
-------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions                $ (15,288,921)
   Foreign currency transactions                 83,667
-------------------------------------------------------
NET REALIZED LOSS                         $ (15,205,254)
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  95,825,374
   Foreign currency                              36,046
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  95,861,420
-------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  80,656,166
-------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  82,377,109
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED         YEAR ENDED
in Net Assets                             AUGUST 31, 1999    AUGUST 31, 1998
-----------------------------------------------------------------------------
From operations --
   Net investment income                    $    1,720,943     $    3,325,028
   Net realized loss                           (15,205,254)       (38,333,872)
   Net change in unrealized appreciation
      (depreciation)                            95,861,420       (239,800,112)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $   82,377,109     $ (274,808,956)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                            $   87,077,591     $  144,632,224
   Withdrawals                                (142,001,532)      (266,956,606)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $  (54,923,941)    $ (122,324,382)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS       $   27,453,168     $ (397,133,338)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of year                        $  140,648,540     $  537,781,878
-----------------------------------------------------------------------------
AT END OF YEAR                              $  168,101,708     $  140,648,540
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  YEAR ENDED AUGUST 31,
                                ---------------------------------------------------------
                                  1999        1998        1997        1996        1995
-----------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------
Expenses(1)                         1.23%       1.19%       1.19%       1.19%       1.10%
Expenses after custodian fee
   reduction                        1.05%       1.07%       1.16%       1.12%         --
Net investment income               1.08%       1.19%       0.72%       0.94%       1.35%
Portfolio Turnover                    57%         42%         48%         42%         32%
-----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $168,102    $140,649    $537,782    $510,298    $590,417
-----------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended
     August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Greater China Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York on September 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of total expenses in the Statement of Operations.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy.

 E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1999, the adviser fee was equivalent to 0.75% of average daily net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1999, the administrative fee was 0.25% of average daily net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $83,469,549 and $107,607,750, respectively, for the year ended August 31, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at August 31, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 130,725,902
-------------------------------------------------------
Gross unrealized appreciation             $  51,682,146
Gross unrealized depreciation               (17,542,215)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  34,139,931
-------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments.

   Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

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
GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at August 31, 1999.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a committed $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 1999.

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
GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF GREATER CHINA GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Greater China Growth Portfolio as of August 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1999 and 1998 and the supplementary data for each of the years in the five year period ended August 31, 1999. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Greater China Growth Portfolio at August 31, 1999, the results of its operations, the changes in its net assets and its supplementary data for the respective stated period, in conformity with generally accepted accounting principles.

                         DELOITTE & TOUCHE LLP
                         Boston, Massachusetts
                         October 1, 1999

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

GREATER CHINA GROWTH PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Scobie Dickinson Ward
Vice President, Assistant
Secretary and Assistant Treasurer

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

Adaline Mang-Yee Ko
Portfolio Manager

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

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